Related Party Transactions - General (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
GasLog Ltd. | Administrative services fees
Related Party Transactions
Annual fee per vessel	$ 643,000	$ 579,000	$ 314,000
Termination notice period	90 days
GasLog Ltd. | Omnibus Agreement
Related Party Transactions
Maximum term of charter related to certain rights of first offer		5 years
GasLog LNG Services | Commercial management fees
Related Party Transactions
Annual fee per vessel			360,000
Annual fee per vessel as percentage of gross charter revenues	1.25%	1.25%
GasLog LNG Services | Management fees
Related Party Transactions
Management fee fixed monthly charge per vessel	$ 37,500	$ 37,500	$ 46,000